Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The registrants previously paid a registration fee of $1,381,000 in connection with the registration of these securities on Form S-3 (Nos. 333-279084 and 333-279084-01). Accordingly, there is no additional filing fee due in connection with the filing of this prospectus supplement. The maximum aggregate offering price of the securities to which this prospectus relates is $706,860,000 (based upon a euro/dollar exchange rate of €1/$1.1781 as reported by Bloomberg for May 11, 2026). The prospectus to which this Exhibit 107 relates is a final prospectus for the related offering.

Narrative - Max Aggregate Offering Price	$ 706,860,000
Final Prospectus	true